Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments Disclosure [Table Text Block]
As of December 31, 2012 (in millions)	Programming and Talent Commitments	Operating Leases
2013	$3,789	$497
2014	$3,495	$439
2015	$2,301	$380
2016	$3,291	$354
2017	$2,078	$329
Thereafter	$15,478	$1,218

Rental Expense [Table Text Block]
The table below presents our rental expense charged to operations.

Year ended December 31 (in millions)	2012	2011	2010
Rental expense	$688	$570	$424